Leases - The Company as Lessee	12 Months Ended
Dec. 31, 2022
Time charterin contracts [Abstract]
Leases - The Company as Lessee
18. Leases – The Company as Lessee
Time
charter-in
contracts
For the year ended December 31, 2020, the Company chartered in vessels to supplement its own fleet and employed them both on time charters and voyage charters. The time charter-in
contracts ranged in lease terms from 1 year to 5 years. No
charter-in
contracts were entered into during the years ended December 31, 2021 and 2022.
The Company had one time
charter-in
contract with a monthly charter hire of $130,000 relating to the vessel Gas Cathar, which was greater than 12 months at January 1, 2019 i.e. the date of adoption of ASC 842. This contract expired in March 2020. Lease payments relating to this charter amounted to $318,606 for the year ended December 31, 2020 and are included in Charter hire expenses in the consolidated statements of operations.
Office lease
In January 2019, the Company renewed its contract to lease office space from a related party for a period until December 2020 at an amount of EUR 6,500 ($7,345) per month. In January 2021, the Company entered into a new agreement to lease office space from a related party for a period until December 2022 at an amount of EUR 7,000 ($8,279) per month. The Company determined these office leases to be operating leases and recorded the related right-of-use-assets
within operating lease
right-of-use-assets
and the lease liabilities within operating lease liabilities in the accompanying consolidated balance sheets and the lease expense within General and administrative expenses in the accompanying consolidated statement of operations (Note 3).

Lease Disclosures Under ASC 842
Operating lease
right-of-use
assets and lease liabilities as of December 31, 2021 and 2022 as follows:

Description	Location in balance sheet	December 31, 2021	December 31, 2022
Non current assets:
Office leases	Operating lease right-of-use assets	$104,168	—

		$104,168	—

Liabilities:
Office leases	Current portion of operating lease liabilities	$104,168	—

Lease liabilities – current portion		$104,168	—

The Operating lease
right-of-use
asset and Operating lease liabilities represent the present value of lease payments for the remaining term of the lease.
The table below presents the components of the Company’s lease expenses and sub-lease
income on a gross basis earned from
chartered-in
contracts greater than 12 months:

Description	Location in statement of operations	2020	2021	2022
Lease expense for chartered-in contracts greater than 12 months	Charter hire expenses	318,606	—	—

	Total charter hire expenses	318,606	—	—

Lease expense for office leases	General and administrative expenses	90,121	97,726	88,326

Sub lease income from chartered-in contracts greater than 12 months *	Revenues	860,227	—	—

*	The sub-lease income represents time charter revenue earned on the chartered-in contracts greater than 12 months.
The cash paid for operating leases with terms greater than 12 months for the years ended December 31, 2020, 2021 and 2022 amounted to $408,727, $97,726 and $88,326, respectively.
The
table below provides the total amount of lease payments on an undiscounted basis on our office lease greater than 12 months as of December 31, 2021:

Year	Office leases	Total Operating leases
Discount rate upon adoption	5.6%	5.6%
2022 (undiscounted lease payments)	$107,520	$107,520
	$107,520	$107,520
Present value of lease liability	104,168	104,168
Lease liabilities - short term	104,168	104,168
Total lease liabilities	104,168	104,168
Discount based on incremental borrowing rate (Difference between undiscounted lease payments and present value of lease liability)	$3,352	$3,352